Share-based payments - Schedule of Movements in RSUs (Details) - RSUs	6 Months Ended
Jun. 30, 2025 shares $ / shares
RSUs
Beginning Outstanding (in shares) | shares	2,341,818
New grants during the period (in shares) | shares	887,969
Forfeited during the period (in shares) | shares	(182,999)
Vested during the period (in shares) | shares	(642,228)
Ending Outstanding (in shares) | shares	2,404,560
Weighted Average Fair Value
Beginning Outstanding (in dollars per share) | $ / shares	$ 8.17
New grants during the period (in dollars per share) | $ / shares	9.08
Forfeited during the period (in dollars per share) | $ / shares	8.39
Vested during the period (in dollars per share) | $ / shares	7.50
Ending Outstanding (in dollars per share) | $ / shares	$ 8.66